Taxation - Schedule of Component of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Component of Income Tax Expenses [Line Items]
Loss before income tax benefits	$ (39,262)	¥ (266,399)	¥ (18,456)
Current tax benefits		49	(3,596)
Deferred tax expenses		11,415	246
Income tax (expense)/benefit	$ 1,690	11,464	(3,350)
Mainland China [Member]
Schedule of Component of Income Tax Expenses [Line Items]
Loss before income tax benefits		(219,032)	(17,917)
Current tax benefits		121	(3,596)
Deferred tax expenses		11,415	246
Income tax (expense)/benefit		11,536	(3,350)
Hongkong [Member]
Schedule of Component of Income Tax Expenses [Line Items]
Loss before income tax benefits		(7,231)	1,712
Current tax benefits
Deferred tax expenses
Income tax (expense)/benefit
Others [Member]
Schedule of Component of Income Tax Expenses [Line Items]
Loss before income tax benefits		(40,136)	(2,251)
Current tax benefits		(72)
Deferred tax expenses
Income tax (expense)/benefit		¥ (72)